                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         March Partners LLC
Address:      888 Seventh Avenue, Suite 1608
              New York, NY 10106


Form 13F File Number: 28-6311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Kenneth Berkow
Title:        Controller
Phone:        212-489-3388

Signature, Place, and Date of Signing:

    /s/ Kenneth Berkow         New York, NY       2/13/02
    ____________________     _______________    _________________
        [Signature]           [City, State]         [Date]



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     39

Form 13F Information Table Value Total:     $86,812
                                            [Thousands]

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

























                                3



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
                                                       MARCH PARTNERS LLC
                                                   Form 13F INFORMATION TABLE
                                                        December 31, 2001

   COLUMN 1            COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5             COLUMN 6          COLUMN 7      COLUMN 8
   ---------           --------      --------  --------       --------             ---------         --------     ----------

                                               MARKET                         INVESTMENT DISCRETION            VOTING AUTHORITY
                      TITLE          CUSIP     VALUE     SHRD OR  SH/  SH/    (a) (b)      (c)        OTHER    (a)    (b)    (c)
NAME OF ISSUER        OF CLASS       NUMBER    (x1000s)  PRN AMT  PRN  CALL   SOLE SHRD  SHRD OTHR   MANAGERS  SOLE  SHARED  NONE
--------------        --------       ------    -------   -------  ---  ----   ---- ---- -----------  --------  ----  ------  ----

AMERISOURCEBERGEN
  CORP               COMMON STOCK    03073E105    871    13,700              Sole                              13,700
AMGEN INC            COMMON STOCK    031162100  4,769    84,500              Sole                              84,500
AT&T WIRELESS
  SERVICES INC       COMMON STOCK    00209A106  2,173   151,200              Sole                             151,200
AVANT! CORP          COMMON STOCK    053487104  7,073   341,700              Sole                             341,700
BAXTER INTERNATIONAL
  INC                COMMON STOCK    071813125      1    27,000              Sole                              27,000
BROOKS AUTOMATION
  INC                COMMON STOCK    11434A100  1,407    34,600              Sole                              34,600
CAL FED BANCORP INC  COMMON STOCK    130209604     45    16,100              Sole                              16,100
CARDINAL HEALTH INC  COMMON STOCK    14149Y108  2,546    39,375              Sole                              39,375
CENTURYTEL INC       COMMON STOCK    156700106  3,031    92,400              Sole                              92,400
CIA ANONIMA NACIONAL
  TELEFONOS DE
  VENEZUELA - CANTV  COMMON STOCK    204421101  1,641   116,782              Sole                             116,782
CLEAR CHANNEL
  COMMUNICATIONS     COMMON STOCK    184502102  4,276    84,000              Sole                              84,000
CNA SURETY CORP      COMMON STOCK    12612L108    736    47,500              Sole                              47,500
CONECTIV             COMMON STOCK    206829103    847    34,600              Sole                              34,600
CONOCO INC           COMMON STOCK    208251504    849    30,000              Sole                              30,000
CONSTELLATION ENERGY
  GROUP INC          COMMON STOCK    210371100  1,540    58,000              Sole                              58,000
COR THERAPEUTICS
  INC                COMMON STOCK    217753102  6,006   251,000              Sole                             251,000
DAL-TILE
  INTERNATIONAL INC  COMMON STOCK    23426R108  4,913   211,300              Sole                             211,300
DIGEX INC            COMMON STOCK    253756100     93    31,000              Sole                              31,000
DR HORTON INC        COMMON STOCK    23331A109  1,178    36,300              Sole                              36,300
EL PASO CORP         COMMON STOCK    012487550  1,240    27,798              Sole                              27,798
HUGHES ELECTRONICS
  CORP               COMMON STOCK    370442832  1,511    97,800              Sole                              97,800
JOHNSON & JOHNSON    COMMON STOCK    478160104  3,286    55,598              Sole                              55,598
MEDIMMUNE INC        COMMON STOCK    584699102  5,187   111,900              Sole                             111,900
NEXFOR INC           COMMON STOCK    65333N100  1,178   250,200              Sole                             250,200



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NIAGARA MOHAWK
  HOLDINGS INC       COMMON STOCK    653520106  1,418    80,000              Sole                              80,000
PHILLIPS PETROLEUM
  CO                 COMMON STOCK    718507106  4,266    70,800              Sole                              70,800
PITTSBURGH FINANCIAL
  CORP               COMMON STOCK    725098107    267    23,900              Sole                              23,900
POWERGEN PLC         SPONSORED ADR   738905405  5,493   500,000              Sole                             500,000
PROGRESS ENERGY INC  COMMON STOCK    743263AA3     21    47,000              Sole                              47,000
ROGERS WIRELESS
  COMMUNICATIONS
  INC                COMMON STOCK    775315104    188    13,000              Sole                              13,000
US BANCORP           COMMON STOCK    902973304    898    42,925              Sole                              42,925
VERITAS DGC INC      COMMON STOCK    92343P107    450    24,340              Sole                              24,340
WELLPOINT HEALTH
  NETWORKS           COMMON STOCK    94973H108  6,146    52,600              Sole                              52,600
WILLAMETTE
  INDUSTRIES         COMMON STOCK    969133107  9,991   191,700              Sole                             191,700
YONKERS FINANCIAL
  CORP               COMMON STOCK    986073104    201     7,000              Sole                               7,000
MILLENNIUM
  PHARMACEUTICALS    COMMON STOCK    599902103    255     1,500         Put
TYCO INTERNATIONAL
  LTD                COMMON STOCK    902124106    200       800         Put
CONSTELLATION ENERGY
  GROUP INC          COMMON STOCK    210371100    208     1,122         Call
HUGHES ELECTRONICS
  CORP               COMMON STOCK    370442832    413     1,375         Call
                                     Total     86,812
























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